Other assets (Amortization of favorable contacts) (Details) - Intangible assets- Favorable contracts - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of favorable contracts
2018	$ 45.2
2019	45.1
2020	40.3
2021	0.0
2022	0.0
Net carrying amount	$ 130.6	$ 205.0	$ 275.6